Total
MFS Diversified Income Fund
MFS Diversified Income Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 14 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS Diversified Income Fund	A		C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS Diversified Income Fund		A	C	I	R1	R2	R3	R4	R6
Management Fee		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.06%
Total Annual Fund Operating Expenses		0.95%	1.70%	0.70%	1.70%	1.20%	0.95%	0.70%	0.61%
Fee Reductions and/or Expense Reimbursements	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund’s management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least June 30, 2024. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.89% of the class’ average daily net assets annually for each of Class A and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class C and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.55% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least June 30, 2024.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS Diversified Income Fund - USD ($)		1 YEAR	3 YEARS	5 YEARS	10 YEARS
A		512	709	923	1,537
C	[1]	267	530	917	1,804
I		65	218	384	865
R1		167	530	917	2,004
R2		116	375	654	1,449
R3		91	297	520	1,161
R4		65	218	384	865
R6		56	189	334	756
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Expense Example No Redemption		1 YEAR	3 YEARS	5 YEARS	10 YEARS
MFS Diversified Income Fund | C | USD ($)	[1]	167	530	917	1,804
[1]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in a broad range of debt instruments and equity securities of U.S. and foreign issuers, including real estate-related investments and emerging market securities.

MFS allocates the fund’s assets across the following categories based on its interpretation of economic and money market conditions, fiscal and monetary policy and asset class and/or security values. When MFS’ assessment of the relative attractiveness of these categories is neutral, the fund’s exposure to these categories is expected to be approximately:

Category	Neutral Position
Investment Grade Quality Debt Instruments	15%
Lower Quality Debt Instruments	25%
U.S. Government Securities	10%
Emerging Market Debt Instruments	15%
Dividend-Paying Equity Securities	20%
Real Estate-Related Investments	15%

These allocations may vary significantly from time to time.

For the debt instrument portion of the fund, MFS normally focuses on investing the fund’s assets in investment grade quality corporate bonds, U.S. Government securities, below investment grade quality debt instruments of developed market issuers, and debt instruments of emerging market issuers (including below investment grade quality debt instruments of emerging market issuers). Of the fund’s investments in debt instruments, MFS may invest up to 100% of these investments in below investment grade quality debt instruments. MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis where payment and delivery take place at a future settlement date, including mortgage-backed securities purchased or sold in the to be announced (TBA) market.

For the equity portion of the fund, MFS focuses on investing the fund’s assets in dividend-paying stocks of U.S. and foreign issuers. In selecting equity investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. While MFS may invest the equity portion of the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

For the real estate-related portion of the fund, MFS invests the fund’s assets in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry. MFS generally focuses the fund’s real estate-related investments in equity REITs, but may also invest in mortgage REITs and other real estate-related investments. Issuers of real estate-related investments tend to have small-to-medium market capitalizations.

MFS normally invests the fund’s assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. For the debt and real estate-related portions of the fund, investments are selected primarily based on fundamental analysis of individual issuers and instruments. For the equity portion of the fund, investments are selected primarily based on blending fundamental and quantitative research and then constructing a portfolio of equity securities while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility). Quantitative models that systematically evaluate issuers and instruments are used by the fund’s equity securities portfolio manager and may also be considered by the fund’s other portfolio managers.

MFS may invest the fund’s assets in other mutual funds advised by MFS that invest in particular investment types rather than invest directly in such investments.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk: MFS’ assessment of the risk/return potential of asset classes and the resulting allocation among asset classes may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Investment Selection Risk: MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors’ historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, programming or other software issues, coding errors, and technology failures).

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to emerging markets or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Emerging Markets Risk: Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund’s performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed.

Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions, and changes in currency exchange rates impact the financial condition of companies or other issuers and may change the value in U.S. dollars of investments denominated in foreign currencies.

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

When-Issued, Delayed Delivery, and Forward Commitment Transaction Risk: The purchaser in a when-issued, delayed delivery or forward commitment transaction assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated. When-issued, delayed delivery, and forward commitment transactions can involve leverage.

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund’s performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

Performance information prior to June 15, 2021, reflects time periods when the fund did not have an investment strategy of allocating a portion of its assets to investment grade quality debt instruments. The fund’s investment strategies changed effective June 15, 2021. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the three-month period ended March 31, 2023, was 2.74%. During the period(s) shown in the bar chart, the highest quarterly return was 8.65% (for the calendar quarter ended June 30, 2020) and the lowest quarterly return was (13.45)% (for the calendar quarter ended March 31, 2020).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2022)
Average Annual Returns - MFS Diversified Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
C	(14.51%)	1.12%	3.47%
I	(12.80%)	2.12%	4.35%
R1	(13.62%)	1.14%	3.32%
R2	(13.24%)	1.63%	3.83%
R3	(13.01%)	1.89%	4.09%
R4	(12.79%)	2.14%	4.36%
R6	(12.70%)	2.24%	4.45%
A	(16.71%)	1.01%	3.65%
After Taxes on Distributions | A	(17.85%)	(0.29%)	2.16%
After Taxes on Distributions and Sale of Fund Shares | A	(9.54%)	0.41%	2.33%
Standard & Poor’s 500 Stock Index	(18.11%)	9.42%	12.56%
MFS Diversified Income Fund Blended Index	(14.12%)	2.12%	3.94%
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	(11.18%)	2.30%	4.03%
Bloomberg U.S. Credit Index	(15.26%)	0.42%	1.82%
Bloomberg U.S. Government/Mortgage Index	(12.12%)	(0.24%)	0.67%
JPMorgan Emerging Markets Bond Index Global Diversified	(17.78%)	(1.31%)	1.59%
MSCI All Country World High Dividend Yield Index (net div)	(7.49%)	4.35%	6.25%
MSCI US REIT Index (net div)	(25.37%)	2.48%	5.20%

As of December 31, 2022, the MFS Diversified Income Fund

Blended Index (the Blended Index) consisted of the following indices and weightings: 15% MSCI US REIT Index; 15% JPMorgan Emerging Markets Bond Index Global; 10% Bloomberg U.S. Government/Mortgage Index; 25% Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index; 20% MSCI All Country World (ACWI) High Dividend Yield Index; and 15% Bloomberg U.S. Credit Index. The components and weightings of the Blended Index may have differed during the periods, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.